CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenue	¥ 17,165,656	$ 2,351,685	¥ 16,290,027	¥ 16,553,930
Facilitation, origination and servicing costs charged by related parties	116,511		118,849	129,173
Sales and marketing expenses charged by related parties	103,786		223,627	406,096
General and administrative expenses charged by related parties	13,110		13,610	16,937
Provision for financial asset receivable, including provision generated from related parties	(200)		633	2,662
Provision for accounts receivable and contract assets, including provision charged by related parties	¥ 1,861		(10,197)	14,123
ADS ratio for net income per ADS calculation	2	2
Related parties
Net revenue	¥ 61,548		301,768	1,199,238
Credit driven services
Net revenue	11,719,027	$ 1,605,500	11,738,560	11,586,251
Loan facilitation and servicing fees-capital heavy
Net revenue	1,016,514	139,262	1,667,119	2,086,414
Loan facilitation and servicing fees-capital heavy | Related parties
Net revenue	2,052		5,931	13,266
Financing income
Net revenue	6,636,511	909,198	5,109,921	3,487,951
Revenue from releasing of guarantee liabilities
Net revenue	3,695,017	506,215	4,745,898	5,899,153
Revenue from releasing of guarantee liabilities | Related parties
Net revenue	15,544		42,499	8,843
Other services fees
Net revenue	370,985	50,825	215,622	112,733
Platform services
Net revenue	5,446,629	746,185	4,551,467	4,967,679
Loan facilitation and servicing fees-capital light
Net revenue	2,116,797	290,000	3,213,955	4,124,726
Loan facilitation and servicing fees-capital light | Related parties
Net revenue	24,064		199,185	1,009,170
Referral services fees
Net revenue	2,842,637	389,440	950,016	561,372
Referral services fees | Related parties
Net revenue	1,973		8,601	109,469
Other services fees
Net revenue	487,195	$ 66,745	387,496	281,581
Other services fees | Related parties
Net revenue	¥ 17,915		¥ 45,552	¥ 58,490